INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 11,027	$ 10,613
Accumulated amortization	10,146	9,471
Intangible assets, net	881	1,142
Know-how and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,291	3,230
Accumulated amortization	3,276	3,211
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,673	6,337
Accumulated amortization	5,859	5,307
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Cost	1,063	1,046
Accumulated amortization	$ 1,011	$ 953